CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 107,574	$ 111,121
Short-term interest-bearing bank deposits	119,850	95,305
Marketable securities (Note 3)	216,258	167,073
Trade accounts receivable, net of allowance of $277 and $215 at December 31, 2023 and 2022, respectively	111,256	109,320
Inventories (Note 4)	138,198	116,600
Other current assets (Note 5)	17,084	13,527
Total current assets	710,220	612,946
Non-current assets
Marketable securities (Note 3)	191,351	153,462
Interest-bearing bank deposits and restricted cash	6,254	2,083
Deferred tax assets (Note 14)	23,583	20,097
Severance pay funds (Note 9)	1,146	1,194
Operating lease right-of-use assets (Note 11)	41,856	44,885
Property, plant and equipment, net (Note 6)	66,874	55,886
Intangible assets, net (Note 7)	39,184	43,586
Goodwill	50,080	49,009
Other long-term assets	3,259	957
Total non-current assets	423,587	371,159
TOTAL ASSETS	1,133,807	984,105
Current liabilities
Convertible senior notes, net (Note 10)	197,678	0
Trade accounts payable	35,158	42,732
Deferred revenues	41,978	30,543
Operating lease current liabilities (Note 11)	6,703	5,968
Other current liabilities (Note 8)	41,294	54,825
Total current liabilities	322,811	134,068
Non-Current liabilities
Convertible senior notes, net (Note 10)	0	196,394
Accrued severance pay (Note 9)	3,363	3,599
Operating lease long-term liabilities (Note 11)	39,762	43,697
Deferred tax liability (Note 14)	10,574	12,190
Other long-term liabilities	6,545	7,194
Total non-current liabilities	60,244	263,074
Commitments and contingencies (Note 12)
TOTAL LIABILITIES	383,055	397,142
SHAREHOLDERS’ EQUITY (Note 13)
Ordinary shares, no par value - Authorized 60,000,000 shares at December 31, 2023 and 2022; Issued and Outstanding 29,013,834 and 28,678,476 at December 31, 2023 and 2022, respectively.
Additional paid-in capital	139,694	121,398
Accumulated other comprehensive loss	(3,325)	(12,508)
Retained earnings	614,383	478,073
Total shareholders’ equity	750,752	586,963
Total liabilities and shareholders’ equity	$ 1,133,807	$ 984,105